LEASES	12 Months Ended
Dec. 31, 2021
LEASES
2. LEASES
The components of operating lease expense were as follows:

Years Ended December 31,	2021	2020	2019
Lease cost	$90,742	$82,543	$74,755
Short-term lease cost	9,598	6,317	9,427
Variable lease cost	1,868	942	707
Sublease income	(332)	(228)	(226)

	$101,876	$89,574	$84,663

Supplemental balance sheet information related to operating leases were as follows:

December 31,	2021	2020
ROU assets	$268,528	$209,169

Current portion of operating lease liabilities	$81,928	$70,232
Operating lease liabilities	187,024	139,527

Total operating lease liabilities	$268,952	$209,759

Weighted Average Remaining Lease Term (in years)	4.4 years	3.5 years
Weighted Average Discount Rate	3.29%	4.00%
Supplemental cash flow information related to operating leases were as follows:

Years Ended December 31,	2021	2020	2019
Operating cash flows for the measurement of operating lease liabilities	$91,063	$80,921	$75,357
Operating lease ROU assets obtained in exchange for operating lease obligations	$141,198	$59,093	$290,422
At December 31, 2021, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2022	$89,322
2023	71,985
2024	49,245
2025	31,995
2026	19,662
Thereafter	26,837

Total lease payments	289,046
Less imputed interest	20,094

Total lease liability	$268,952

At December 31, 2021, we had additional operating leases, primarily for real property, that had not yet commenced. Such leases had estimated future minimum rental commitments of approximately $39,700. These operating leases are expected to commence in 2022 with lease terms of
5-11
years. These undiscounted amounts are not included in the table above.